UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI  53018
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30
Date of reporting period: March 31, 2010

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of March 31, 2010 (Unaudited)

The Primary Trend Fund

Shares		Value
	COMMON STOCKS (97.8%)
	CONSUMER DISCRETIONARY (7.7%)
	Home Construction (1.1%)
15,000	D.R. Horton, Inc.	$189,000

	Hotels, Restaurants & Leisure (2.1%)
5,000	Las Vegas Sands Corp.*	105,750
15,000	MGM Mirage*	180,000
10,000	Wendy's/Arby's Group, Inc., Class A	50,000
		335,750

	Media (1.5%)
7,000	Walt Disney Co. (The)	244,370

	Specialty Retail (3.0%)
15,000	Home Depot, Inc.	485,250

	Total Consumer Discretionary	1,254,370

	CONSUMER STAPLES (11.9%)
	Beverages (3.1%)
9,000	Coca-Cola Co. (The)	495,000

	Food & Staples Retailing (4.1%)
12,000	Wal-Mart Stores, Inc.	667,200

	Food Products (4.7%)
15,000	Kraft Foods, Inc., Class A	453,600
10,000	Unilever N.V. ADR	301,600
		755,200

	Total Consumer Staples	1,917,400

	ENERGY (12.7%)
	Energy Equipment & Services (3.7%)
5,000	Ensco p.l.c. ADR	223,900
6,000	Schlumberger Ltd.	380,760
		604,660

	Oil, Gas & Consumable Fuels (9.0%)
5,000	Arch Coal, Inc.	114,250
10,000	BP p.l.c. ADR	570,700
17,000	Chesapeake Energy Corp.	401,880
7,000	ConocoPhillips	358,190
		1,445,020

	Total Energy	2,049,680

	FINANCIALS (13.2%)
	Capital Markets (1.0%)
5,000	Bank of New York Mellon Corp. (The)	154,400

	Commercial Banks (8.1%)
15,000	Fifth Third Bancorp	203,850
16,000	U.S. Bancorp	414,080
22,000	Wells Fargo & Co.	684,640
		1,302,570

	Diversified Financial Services (4.1%)
15,000	JPMorgan Chase & Co.	671,250

	Total Financials	2,128,220

	HEALTH CARE (12.8%)
	Pharmaceuticals (12.8%)
22,000	Eli Lilly & Co.	796,840
9,000	Johnson & Johnson	586,800
40,000	Pfizer, Inc.	686,000

	Total Health Care	2,069,640

	INDUSTRIALS (10.6%)
	Aerospace & Defense (3.2%)
7,000	United Technologies Corp.	515,270

	Air Freight & Logistics (3.5%)
6,000	FedEx Corp.	560,400

	Industrial Conglomerates (3.9%)
35,000	General Electric Co.	637,000

	Total Industrials	1,712,670

	INFORMATION TECHNOLOGY (14.1%)
	Communications Equipment (5.6%)
20,000	Cisco Systems, Inc.*	520,600
25,000	Nokia Corp. ADR	388,500
		909,100

	Semiconductors & Semiconductor Equipment (4.9%)
20,000	Entropic Communications, Inc.*	101,600
31,000	Intel Corp.	690,060
		791,660

	Software (3.6%)
20,000	Microsoft Corp.	585,400

	Total Information Technology	2,286,160

	MATERIALS (10.8%)
	Chemicals (2.6%)
11,000	E. I. du Pont de Nemours & Co.	409,640

	Metals & Mining (8.2%)
35,000	Alcoa, Inc.	498,400
10,000	Barrick Gold Corp.	383,400
30,000	Harry Winston Diamond Corp.*	295,800
3,000	Newmont Mining Corp.	152,790
		1,330,390

	Total Materials	1,740,030

	TELECOMMUNICATION SERVICES (2.7%)
	Diversified Telecommunication Services (2.7%)
14,000	Verizon Communications, Inc.	434,280

	UTILITIES (1.3%)
	Water Utilities (1.3%)
12,000	Aqua America, Inc.	210,840

	Total Common Stocks (Cost $14,511,536)	15,803,290

Principal Amount

	SHORT-TERM INVESTMENTS (1.6%)
	Variable Rate Demand Notes (1.6%)
$257,114	U.S. Bancorp Demand Note, 0.00%(a)	257,114

	Total Short-Term Investments (Cost $257,114)	257,114

	TOTAL INVESTMENTS (99.4%) (Cost $14,768,650)	16,060,404
	Other Assets less Liabilities (0.6%)	96,968
	NET ASSETS (100.0%)	$16,157,372

* Non-income producing.
(a)Variable rate security; the coupon rate shown represents the rate at March 31, 2010. ADR – American Depositary Receipt
See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Organization
The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tax Information
At March 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,768,650
Unrealized appreciation	$2,183,540
Unrealized depreciation	(891,786)
Net appreciation on investments	$1,291,754
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The Fund adopted Fair Value Measurements and Disclosures on July 1, 2008.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 15,803,290	$ -	$ -	$ 15,803,290
Short-Term Investments	-	257,114	-	257,114
Total	$ 15,803,290	$ 257,114	$ -	$ 16,060,404

*All sub-categories within common stocks represent level 1 evaluation status.

The Fund did not hold any Level 3 securities during the period ended March 31, 2010.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 5/14/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 5/14/10

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date: 5/14/10

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)